Leases (Tables)	6 Months Ended
Sep. 30, 2018
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31, 2018			September 30, 2018
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,053	¥(1,657)	¥1,396	¥3,034	¥(1,694)	¥1,340
Aircraft	24,989	(54)	24,935	14,654	(141)	14,513

Total	¥28,042	¥(1,711)	¥26,331	¥17,688	¥(1,835)	¥15,853

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥15,055	¥1,412	¥1,412	¥1,412	¥1,407	¥1,347	¥8,065

Future minimum lease payments under noncancelable operating leases

Millions of yen
September 30, 2018
Total minimum lease payments	¥118,902
Less: Sublease rental income	(11,466)

Net minimum lease payments	¥107,436

Schedule of future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥118,902	¥16,245	¥15,312	¥11,569	¥8,735	¥8,071	¥58,970

Future minimum lease payments under capital leases

Millions of yen
September 30, 2018
Total minimum lease payments	¥44,409
Less: Amount representing interest	(26,798)

Present value of net minimum lease payments	¥17,611

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥44,409	¥3,763	¥3,849	¥3,879	¥3,877	¥3,875	¥25,166